Customers and Other Financing and Non-Financing Accounts Receivable (Tables)	9 Months Ended
Sep. 30, 2022
Trade and other receivables [abstract]
Summary of Accounts Receivable and Other Receivables

A.	Customers

	September 30, 2022		December 31, 2021
Domestic customers, net	Ps.	73,463,144	Ps.	54,031,475
Export customers, net	57,051,195		47,227,606
Total customers	Ps.	130,514,339	Ps.	101,259,081

Summary of Other Accounts Receivable

B.	Other financial and non-financial accounts receivable

	September 30, 2022		December 31, 2021
Financial assets:
Sundry debtors(1)	Ps.	30,129,263	Ps.	37,034,460
Employees and officers	4,343,719		3,752,693
Total financial Assets	Ps.	34,472,982	Ps.	40,787,153
Non-financial assets:
Taxes to be recovered and prepaid taxes	Ps.	76,430,365	Ps.	80,581,955
Special Tax on Production and Services	44,749,952		53,176,800
Other accounts receivable	3,135,031		2,591,360
Total non-financial assets:	Ps.	124,315,348	Ps.	136,350,115

(1)	Includes Ps. (312,202) and Ps. (210,672) of impairment, as of September 30, 2022 and December 31, 2021, respectively.